Derecognition of financial assets	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Derecognition of financial assets
9.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program. The Trust issues securities to third-party investors. The CMHC also purchased insured mortgage pools from the Bank under the Insured Mortgage Purchase Program (IMPP).
The sale of mortgages under the above programs do not meet the derecognition requirements, where the Bank retains the pre-payment
and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	January 31 2024 (1)	October 31 2023 (1)
Assets
Carrying value of residential mortgage loans	$12,125	$13,508
Other related assets (2)	7,938	8,600
Liabilities
Carrying value of associated liabilities	$19,320	$20,222
(1)
The fair value of the transferred assets is $19,658 (October 31, 2023 – $20,264) and the fair value of the associated liabilities is $18,692 (October 31, 2023 – $19,265) for a net position of $966 (October 31, 2023 – $999).

(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of credit card loans
The Bank securitizes a portion of its Canadian credit card receivables through a consolidated structured entity. These receivables continue to be recognized on the Consolidated Statement of Financial Position as credit card loans. During the quarter, $
585
 million (October 31, 2023 – $
892
million) of the Bank’s Canadian credit card receivables were securitized, on a revolving basis through Trillium Credit Card Trust II (Trillium), a
Bank-sponsored consolidated structured entity.
In relation to the securitization during the quarter,

US
$
435
million ($
584
million Canadian dollar equivalent) of Class A senior notes and Class B and Class C subordinated notes (in aggregate Series 2024-1) were outstanding as at January 31, 2024 (October 31, 2023 – nil)
and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at January 31, 2024, assets pledged in relation to these notes were credit card receivables of

$
632
million, denominated in Canadian dollars (October 31, 2023
 – nil).
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	January 31 2024 (1)	October 31 2023 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$140,136	$140,296
Securities lending agreements	57,291	56,174
Total	197,427	196,470
Carrying value of associated liabilities (3)	$162,115	$160,007
(1)
The fair value of transferred assets is $197,427 (October 31, 2023 – $196,470) and the fair value of the associated liabilities is $162,115 (October 31, 2023 – $160,007) for a net position of $35,312 (October 31, 2023 – $36,463).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Continuing involvement in transferred financial assets
Loans issued by the Bank under the Canada Emergency Business Account (CEBA) program are not recognized in the Consolidated Statement of Financial Position as the program meets the pass-through criteria of financial assets under IFRS 9.
As at January 31, 2024, the Bank has issued $1 billion CEBA loans (October 31, 2023 – $3.4 billion). The Bank retains a continuing involvement through its servicing of these loans on behalf of Export Development Canada. The appropriate level of administration fees for servicing the loans has been recognized. The repayment deadline for eligible CEBA loan holders to qualify for partial loan forgiveness was January 18, 2024.